LOCAL AND FOREIGN CURRENCY - Current Assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 136,242,116	$ 141,263,880	$ 129,160,939	$ 79,514,434
Other financial assets	14,138,161	60,152,627
Other non-financial assets	5,611,861	8,601,209
Trade and other accounts receivable, net	191,284,680	190,524,354
Accounts receivable from related companies	5,370,232	5,788,683
Inventories.	131,363,000	144,709,348
Current tax assets		1,702,296
Total Current Assets	484,010,050	552,742,397	$ 547,409,856
Dollar
CURRENT ASSETS
Cash and cash equivalents	6,973,298	53,073,628
Other non-financial assets	70,975	37,052
Trade and other accounts receivable, net	541,579	1,265,303
Accounts receivable from related companies	16,674
Inventories.	3,046,600	5,469,362
Total Current Assets	10,649,126	59,845,345
Euros
CURRENT ASSETS
Cash and cash equivalents	17,245	4,926
Trade and other accounts receivable, net	112,763	308,578
Inventories.	262,204	6,634
Total Current Assets	392,212	320,138
Unidad de fomento
CURRENT ASSETS
Other financial assets	13,647,997	53,868,075
Other non-financial assets	9,790
Trade and other accounts receivable, net	1,673,147	2,354,310
Total Current Assets	15,330,934	56,222,385
Chilean Peso
CURRENT ASSETS
Cash and cash equivalents	80,985,719	48,891,546
Other non-financial assets	3,049,402	5,830,276
Trade and other accounts receivable, net	75,797,942	71,977,019
Accounts receivable from related companies	5,172,144	5,788,683
Inventories.	39,750,597	34,276,101
Total Current Assets	204,755,804	166,763,625
Brazilian Real
CURRENT ASSETS
Cash and cash equivalents	21,779,408	26,072,201
Other financial assets	366,595	4,699,975
Other non-financial assets	1,447,790	1,773,583
Trade and other accounts receivable, net	75,387,122	74,902,213
Inventories.	33,834,631	41,670,656
Current tax assets		1,702,296
Total Current Assets	132,815,546	150,820,924
Argentine Peso
CURRENT ASSETS
Cash and cash equivalents	19,681,449	5,105,633
Other financial assets	123,569
Other non-financial assets	632,428	370,574
Trade and other accounts receivable, net	30,870,192	33,859,436
Accounts receivable from related companies	181,414
Inventories.	43,857,361	51,163,685
Total Current Assets	95,346,413	90,499,328
Paraguayan Guaran
CURRENT ASSETS
Cash and cash equivalents	6,804,997	8,115,946
Other financial assets		1,584,577
Other non-financial assets	401,476	589,724
Trade and other accounts receivable, net	6,901,935	5,857,495
Inventories.	10,611,607	12,122,910
Total Current Assets	$ 24,720,015	$ 28,270,652